Commitments (FY) (Details)	1 Months Ended
Dec. 31, 2020 USD ($) Demand $ / shares shares
Underwriting Agreement [Abstract]
Underwriting discount (in dollars per share) | $ / shares	$ 0.20
Underwriting discount | $	$ 5,000,000
Deferred underwriting fee (in dollars per share) | $ / shares	$ 0.35
Deferred underwriting fee | $	$ 10,500,000
Maximum [Member]
Registration Rights [Abstract]
Number of demands entitled to holders | Demand	3
Over-Allotment Option [Member]
Underwriting Agreement [Abstract]
Term of option for underwriters to purchase additional Units to cover over-allotments	45 days
Underwriting discount (in dollars per share) | $ / shares	$ 0.20
Underwriting discount | $	$ 5,750,000
Deferred underwriting fee (in dollars per share) | $ / shares	$ 0.35
Deferred underwriting fee | $	$ 10,062,500
Over-Allotment Option [Member] | Maximum [Member]
Underwriting Agreement [Abstract]
Additional Units that can be purchased to cover over-allotments (in shares) | shares	3,750,000